Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities from finance activities - Warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities from finance activities [Line Items]
Balance at beginning	$ 2,637	$ 465	$ 1,049
Revaluation during the year	(719)	2,172	(584)
Exercises during the year	(864)
Balance at ending	$ 1,054	$ 2,637	$ 465